UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Paulita A. Pike K&L Gates LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/10

Date of reporting period:	12/31/10

Item 1. Schedule of Investments.

OAKMARK FUND

Schedule of Investments—December 31, 2010 (Unaudited)

Name	Shares Held	Value
Common Stocks—94.8%

Advertising—1.6%
Omnicom Group, Inc.	1,316,254	$60,284,433

Aerospace & Defense—3.0%
The Boeing Co.	900,000	58,734,000
Northrop Grumman Corp.	860,000	55,710,800
		114,444,800
Air Freight & Logistics—1.1%
FedEx Corp.	460,000	42,784,600

Asset Management & Custody Banks—4.1%
State Street Corp.	1,660,000	76,924,400
Bank of New York Mellon Corp.	2,489,630	75,186,826
		152,111,226
Broadcasting—1.5%
Discovery Communications, Inc., Class C (a)	1,500,140	55,040,137

Cable & Satellite—3.9%
Comcast Corp., Class A	4,220,000	87,818,200
DIRECTV, Class A (a)	1,499,155	59,861,259
		147,679,459
Catalog Retail—2.0%
Liberty Media Corp. - Interactive, Class A (a)	4,805,000	75,774,850

Communications Equipment—1.6%
Cisco Systems, Inc. (a)	2,950,000	59,678,500

Computer & Electronics Retail—1.9%
Best Buy Co., Inc.	2,110,000	72,351,900

Computer Hardware—3.7%
Apple, Inc. (a)	220,000	70,963,200
Dell, Inc. (a)	5,120,000	69,376,000
		140,339,200
Consumer Finance—1.9%
Capital One Financial Corp.	1,694,800	72,130,688

Data Processing & Outsourced Services—4.6%
MasterCard, Inc., Class A	285,000	63,871,350
Automatic Data Processing, Inc.	1,275,000	59,007,000
Western Union Co.	2,690,000	49,953,300
		172,831,650
Department Stores—1.8%
Kohl’s Corp. (a)	1,211,900	65,854,646

Distillers & Vintners—1.8%
Diageo PLC (b)	896,000	66,599,680

Name	Shares Held	Value
Common Stocks—94.8% (cont.)

Diversified Banks—1.8%
Wells Fargo & Co.	2,200,000	$68,178,000

Drug Retail—2.0%
Walgreen Co.	1,965,000	76,556,400

Electronic Manufacturing Services—2.5%
Tyco Electronics, Ltd. (c)	2,629,500	93,084,300

Health Care Equipment—5.0%
Medtronic, Inc.	2,100,000	77,889,000
Covidien PLC (c)	1,540,000	70,316,400
Baxter International, Inc.	750,000	37,965,000
		186,170,400
Home Improvement Retail—2.0%
The Home Depot, Inc.	2,131,500	74,730,390

Housewares & Specialties—2.0%
Fortune Brands, Inc.	1,220,000	73,505,000

Hypermarkets & Super Centers—1.8%
Wal-Mart Stores, Inc.	1,270,000	68,491,100

Industrial Conglomerates—3.0%
Tyco International, Ltd. (c)	1,600,000	66,304,000
3M Co.	540,000	46,602,000
		112,906,000
Industrial Machinery—1.5%
Illinois Tool Works, Inc.	1,075,000	57,405,000

Integrated Oil & Gas—3.0%
Cenovus Energy, Inc. (c)	1,930,000	64,153,200
Exxon Mobil Corp.	660,000	48,259,200
		112,412,400
Internet Software & Services—1.9%
eBay, Inc. (a)	2,540,000	70,688,200

Life & Health Insurance—1.2%
Aflac, Inc.	800,000	45,144,000

Motorcycle Manufacturers—1.6%
Harley-Davidson, Inc.	1,712,000	59,355,040

Movies & Entertainment—4.5%
Viacom, Inc., Class B	1,839,745	72,872,300
Time Warner, Inc.	1,942,566	62,492,348
The Walt Disney Co.	850,000	31,883,500
		167,248,148
Oil & Gas Exploration & Production—0.9%
Encana Corp. (c)	1,140,000	33,196,800

Name	Shares Held/ Par Value	Value
Common Stocks—94.8% (cont.)

Other Diversified Financial Services—2.8%
JPMorgan Chase & Co.	1,430,000	$60,660,600
Bank of America Corp.	3,471,000	46,303,140
		106,963,740
Packaged Foods & Meats—1.3%
Unilever PLC (b)	950,000	29,336,000
H.J. Heinz Co.	400,000	19,784,000
		49,120,000
Pharmaceuticals—6.6%
Bristol-Myers Squibb Co.	2,650,000	70,172,000
GlaxoSmithKline PLC (b)	1,565,000	61,379,300
Johnson & Johnson	980,000	60,613,000
Merck & Co., Inc.	1,571,535	56,638,121
		248,802,421
Property & Casualty Insurance—1.7%
Allstate Corp.	2,000,000	63,760,000

Restaurants—1.6%
McDonald’s Corp.	769,000	59,028,440

Semiconductor Equipment—2.0%
Applied Materials, Inc.	5,450,000	76,572,500

Semiconductors—4.5%
Texas Instruments, Inc.	2,650,000	86,125,000
Intel Corp.	3,850,000	80,965,500
		167,090,500
Specialized Consumer Services—1.2%
H&R Block, Inc.	3,698,600	44,050,326

Systems Software—3.9%
Oracle Corp.	2,450,000	76,685,000
Microsoft Corp.	2,450,000	68,404,000
		145,089,000
Total Common Stocks (Cost: $2,448,169,758)		$3,557,453,874

Short Term Investment—5.3%

Repurchase Agreement—5.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.14% dated 12/31/2010 due 1/3/2011, repurchase price $197,269,893, collateralized by Federal National Mortgage Association Bonds, with rates from 2.250% - 5.000%, with maturities from 3/15/2016 - 3/28/2016, and with a fair value plus accrued interest of $201,217,072 (Cost: $197,267,592)	$197,267,592	197,267,592

Total Short Term Investment (Cost: $197,267,592)		$197,267,592

Total Investments (Cost: $2,645,437,350)—100.1%	3,754,721,466
Liabilities In Excess of Other Assets—(0.1)%	(3,428,452)

Total Net Assets—100%	$3,751,293,014

(a)   Non-income producing security.

(b)   Represents a Sponsored American Depositary Receipt.

(c)   Represents a foreign domiciled corporation.

OAKMARK SELECT FUND

Schedule of Investments—December 31, 2010 (Unaudited)

Name	Shares Held	Value
Common Stocks—95.5%

Broadcasting—8.7%
Discovery Communications, Inc., Class C (a)	6,009,500	$220,488,555

Cable & Satellite—8.5%
Comcast Corp., Class A	5,950,000	123,819,500
DIRECTV, Class A (a)	2,297,949	91,757,104
		215,576,604
Catalog Retail—6.1%
Liberty Media Corp. - Interactive, Class A (a)	9,800,000	154,546,000

Computer & Electronics Retail—4.1%
Best Buy Co., Inc.	3,000,000	102,870,000

Computer Hardware—3.8%
Dell, Inc. (a)	7,113,000	96,381,150

Consumer Finance—4.1%
Capital One Financial Corp.	2,410,600	102,595,136

Data Processing & Outsourced Services—3.8%
Western Union Co.	5,165,400	95,921,478

Electronic Manufacturing Services—6.8%
Tyco Electronics, Ltd. (b)	4,867,838	172,321,465

Health Care Equipment—4.1%
Medtronic, Inc.	2,800,000	103,852,000

Independent Power Producers & Energy Traders—4.2%
Calpine Corp. (a)	7,854,600	104,780,364

Integrated Oil & Gas—4.4%
Cenovus Energy, Inc. (b)	3,324,800	110,516,352

Internet Software & Services—4.1%
eBay, Inc. (a)	3,750,000	104,362,500

Movies & Entertainment—3.8%
Time Warner, Inc.	2,960,666	95,244,625

Oil & Gas Exploration & Production—4.8%
Newfield Exploration Co. (a)	1,680,000	121,144,800

Other Diversified Financial Services—7.5%
JPMorgan Chase & Co.	2,494,000	105,795,480
Bank of America Corp.	6,195,100	82,642,634
		188,438,114
Pharmaceuticals—4.3%
Bristol-Myers Squibb Co.	4,110,200	108,838,096

Semiconductors—9.3%
Texas Instruments, Inc.	3,975,000	129,187,500
Intel Corp.	5,047,000	106,138,410
		235,325,910

Name		Shares Held/ Par Value	Value
Common Stocks—95.5% (cont.)

Specialized Consumer Services—3.1%
H&R Block, Inc	.	6,469,600	$77,052,936

Total Common Stocks (Cost: $1,740,738,111)			$2,410,256,085

Short Term Investment—4.6%

Repurchase Agreement—4.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.14% dated 12/31/2010 due 1/3/2011, repurchase price $115,181,835, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 5.250%, with a maturity of 4/18/2016, and with a fair value plus accrued interest of $80,590,556, and by a Federal National Mortgage Association Bond, with a rate of 2.250%, with a maturity of 3/28/2016, and with a fair value plus accrued interest of $36,896,119 (Cost: $115,180,491)		$115,180,491	115,180,491

Total Short Term Investment (Cost: $115,180,491)			$115,180,491
Total Investments (Cost: $1,855,918,602)—100.1%			2,525,436,576
Liabilities In Excess of Other Assets—(0.1)%			(3,044,273)

Total Net Assets—100%			$2,522,392,303

(a)   Non-income producing security.

(b)   Represents a foreign domiciled corporation.

OAKMARK EQUITY AND INCOME FUND

Schedule of Investments—December 31, 2010 (Unaudited)

Name	Shares Held	Value
Common Stocks—67.7%

Aerospace & Defense—10.6%
General Dynamics Corp.	8,100,000	$574,776,000
ITT Corp.	8,000,000	416,880,000
L-3 Communications Holdings, Inc.	5,400,000	380,646,000
Goodrich Corp.	4,293,700	378,146,159
Rockwell Collins, Inc.	4,426,736	257,901,639
Teledyne Technologies, Inc. (a)	1,097,314	48,248,897
		2,056,598,695
Apparel Retail—1.7%
The TJX Cos., Inc.	6,000,000	266,340,000
Foot Locker, Inc.	3,000,000	58,860,000
		325,200,000
Application Software—0.2%
Mentor Graphics Corp. (a)	3,823,749	45,884,988

Broadcasting—1.9%
Scripps Networks Interactive, Inc., Class A	7,000,000	362,250,000

Catalog Retail—0.1%
HSN, Inc. (a)	440,600	13,499,984

Communications Equipment—1.3%
Cisco Systems, Inc. (a)	12,500,000	252,875,000
Arris Group, Inc. (a)	700,000	7,854,000
		260,729,000
Computer Hardware—0.2%
Diebold, Inc.	1,325,000	42,466,250

Construction Materials—0.6%
Martin Marietta Materials, Inc.	1,215,528	112,120,303

Data Processing & Outsourced Services—1.2%
Broadridge Financial Solutions, Inc. (i)	6,750,000	148,027,500
MasterCard, Inc., Class A	400,000	89,644,000
		237,671,500
Distillers & Vintners—2.3%
Diageo PLC (b)	6,000,000	445,980,000

Diversified Metals & Mining—2.0%
Walter Energy, Inc. (i)	3,000,000	383,520,000

Drug Retail—1.5%
CVS Caremark Corp.	8,500,000	295,545,000

Electrical Components & Equipment—1.3%
Rockwell Automation Inc.	3,609,600	258,844,416

Electronic Manufacturing Services—0.7%
Tyco Electronics, Ltd. (c)	4,000,000	141,600,000

Name	Shares Held	Value
Common Stocks—67.7% (cont.)

Health Care Distributors—0.1%
PharMerica Corp. (a) (i)	1,920,000	$21,984,000

Health Care Equipment—8.7%
Hospira, Inc. (a)	8,000,000	445,520,000
Varian Medical Systems, Inc. (a)	5,700,000	394,896,000
Covidien PLC (c)	8,173,000	373,179,180
Boston Scientific Corp. (a)	32,000,000	242,240,000
Steris Corp.	2,873,300	104,760,518
Kinetic Concepts, Inc. (a)	2,500,000	104,700,000
CR Bard, Inc.	251,241	23,056,386
		1,688,352,084
Health Care Services—2.7%
Laboratory Corp. of America Holdings (a)	4,935,000	433,885,200
Omnicare, Inc.	3,400,000	86,326,000
		520,211,200
Home Furnishings—0.9%
Mohawk Industries, Inc. (a)	2,500,000	141,900,000
Leggett & Platt, Inc.	1,327,656	30,217,450
		172,117,450
Home Improvement Retail—2.1%
The Home Depot, Inc.	11,500,000	403,190,000

Industrial Machinery—2.1%
Flowserve Corp.	2,200,000	262,284,000
Pentair, Inc.	4,200,000	153,342,000
		415,626,000
Integrated Oil & Gas—3.6%
Cenovus Energy, Inc. (c)	21,100,000	701,364,000

Life Sciences Tools & Services—0.5%
PerkinElmer, Inc.	3,500,000	90,370,000

Managed Health Care—0.5%
UnitedHealth Group, Inc.	2,756,899	99,551,623

Marine—0.3%
Kirby Corp. (a)	1,186,302	52,256,603

Mortgage REITs—0.1%
Walter Investment Management Corp.	1,035,000	18,567,900

Office Services & Supplies—0.1%
Mine Safety Appliances Co.	300,000	9,339,000

Oil & Gas Drilling—0.3%
Patterson-UTI Energy, Inc.	2,600,000	56,030,000

Name	Shares Held/ Par Value	Value
Common Stocks—67.7% (cont.)

Oil & Gas Exploration & Production—4.6%
Apache Corp.	4,000,000	$476,920,000
Concho Resources, Inc. (a)	4,000,000	350,680,000
Ultra Petroleum Corp. (a)	1,325,000	63,295,250
		890,895,250
Packaged Foods & Meats—7.4%
Nestle SA (b) (d)	10,905,500	638,582,458
Sara Lee Corp.	24,500,000	428,995,000
Unilever PLC (b)	10,300,000	318,064,000
Del Monte Foods Co.	2,835,812	53,313,266
		1,438,954,724
Reinsurance—1.6%
PartnerRe, Ltd. (c) (i)	3,900,000	313,365,000

Semiconductors—1.2%
Texas Instruments, Inc.	7,100,000	230,750,000

Specialized Consumer Services—0.3%
Weight Watchers International, Inc.	1,780,000	66,732,200

Specialized Finance—0.5%
CME Group, Inc.	330,000	106,177,500

Specialty Stores—0.7%
Tractor Supply Co.	2,734,600	132,600,754

Systems Software—2.7%
Microsoft Corp.	18,500,000	516,520,000

Tobacco—1.1%
Philip Morris International, Inc.	3,600,000	210,708,000

Total Common Stocks (Cost: $9,790,405,683)		$13,137,573,424

Fixed Income—27.3%

Asset Backed Securities—0.1%

Airlines—0.1%
Delta Air Lines Series 2001-1 Class A-2 Pass Through Trust, 7.111%, due 3/18/2013	$14,160,000	14,620,200

Convertible Debt—0.1%

Health Care Equipment—0.1%
Medtronic, Inc., 1.50%, due 4/15/2011	25,000,000	25,000,000

Corporate Bonds—0.2%

Paper Packaging—0.1%
Sealed Air Corp., 144A, 5.625%, due 7/15/2013 (e)	18,740,000	19,802,258

Name	Par Value		Value
Fixed Income—27.3% (cont.)

Corporate Bonds—0.2% (cont.)

Property & Casualty Insurance—0.0%
Fund American Cos., Inc., 5.875%, due 5/15/2013	$10,000,000		$10,361,940

Semiconductor Equipment—0.1%
ASML Holding NV, 5.75%, due 6/13/2017	EUR	9,660,000	13,572,679

Total Corporate Bonds (Cost: $36,021,795)			$43,736,877

Government and Agency Securities—26.9%

Canadian Government Bonds—0.8%
Canadian Government Bond, 1.25%, due 6/1/2011	CAD	98,870,000	99,489,491
Canadian Government Bond, 4.25%, due 12/1/2021	CAD	35,323,750	47,805,898
			147,295,389
German Government Bond—0.2%
German Government Inflation Linked Bond, 1.50%, due 4/15/2016	EUR	27,293,250	38,694,934

New Zealand Government Bonds—0.1%
New Zealand Government Bond, 6.00%, due 11/15/2011	NZD	20,000,000	15,931,518

U.S. Government Agencies—5.2%
Federal National Mortgage Association, 0.281%, due 11/23/2012 (f)	$100,000,000		99,951,000
Federal Home Loan Mortgage Corp., 0.33%, due 10/12/2012 (f)	95,400,000		95,635,924
Federal Farm Credit Bank, 0.151%, due 2/22/2012 (f)	93,700,000		93,581,376
Federal National Mortgage Association, 0.281%, due 8/23/2012 (f)	80,000,000		79,979,360
Federal Farm Credit Bank, 0.282%, due 10/12/2012 (f)	78,500,000		78,470,484
Federal Farm Credit Bank, 0.286%, due 11/5/2012 (f)	50,000,000		49,976,950
Federal Farm Credit Bank, 0.29%, due 8/20/2012 (f)	47,700,000		47,664,845
Federal Farm Credit Bank, 0.321%, due 6/26/2013 (f)	42,950,000		42,934,881
Federal Farm Credit Bank, 0.311%, due 4/26/2013 (f)	42,900,000		42,884,256
Federal Farm Credit Bank, 3.875%, due 11/13/2012	38,645,000		40,944,339
Federal Farm Credit Bank, 0.316%, due 12/6/2013 (f)	28,500,000		28,461,439
Federal Home Loan Mortgage Corp., 0.19%, due 1/13/2012 (f)	23,850,000		23,818,208
Federal Farm Credit Bank, 0.272%, due 6/12/2013 (f)	23,720,000		23,684,017
Federal Home Loan Mortgage Corp., 0.75%, due 3/28/2013 (g)	23,500,000		23,512,925
Federal Home Loan Bank, 1.00%, due 3/15/2013 (g)	20,000,000		20,021,120
Federal National Mortgage Association, 1.00%, due 3/15/2013 (g)	20,000,000		20,016,560
Federal Home Loan Bank, 1.30%, due 1/25/2013 (g)	20,000,000		20,006,060
Federal National Mortgage Association, 1.00%, due 2/11/2013 (g)	18,500,000		18,510,767
Federal Farm Credit Bank, 0.301%, due 12/20/2013 (f)	18,500,000		18,468,143
Federal Home Loan Bank, 1.25%, due 3/30/2015 (g)	12,200,000		12,311,789
Federal Farm Credit Bank, 0.333%, due 4/12/2012 (f)	11,400,000		11,399,818
Federal Farm Credit Bank, 3.85%, due 2/11/2015	9,415,000		10,228,889
Federal National Mortgage Association, 1.00%, due 9/18/2012 (g)	9,500,000		9,509,766
Federal Home Loan Mortgage Corp., 0.75%, due 7/29/2013 (g)	9,500,000		9,497,720
Federal National Mortgage Association, 0.65%, due 8/16/2013 (g)	9,500,000		9,497,653

Name	Par Value	Value
Fixed Income—27.3% (cont.)

Government and Agency Securities—26.9% (cont.)

U.S. Government Agencies—5.2% (cont.)
Federal National Mortgage Association, 1.25%, due 8/10/2015 (g)	$9,500,000	$9,493,217
Federal Home Loan Bank, 2.00%, due 12/24/2014 (g)	5,500,000	5,622,859
Federal National Mortgage Association, 1.50%, due 1/12/2015 (g)	5,000,000	5,001,590
Federal National Mortgage Association, 1.00%, due 8/25/2015 (g)	5,000,000	4,999,085
Federal National Mortgage Association, 1.00%, due 8/25/2014 (g)	5,000,000	4,982,735
Federal Home Loan Mortgage Corp., 1.25%, due 3/16/2015 (g)	4,800,000	4,811,866
Federal Home Loan Bank, 2.00%, due 9/16/2015 (g)	4,700,000	4,774,119
Federal Home Loan Mortgage Corp., 1.00%, due 3/15/2013 (g)	4,750,000	4,754,850
Federal National Mortgage Association, 1.00%, due 3/15/2013 (g)	4,750,000	4,752,527
Federal National Mortgage Association, 2.00%, due 3/30/2016 (g)	4,700,000	4,751,155
Federal Home Loan Bank, 1.375%, due 9/16/2013 (g)	4,700,000	4,728,590
Federal National Mortgage Association, 1.00%, due 9/30/2013 (g)	4,700,000	4,722,217
Federal National Mortgage Association, 2.00%, due 3/26/2015 (g)	4,600,000	4,719,241
Federal National Mortgage Association, 1.25%, due 2/25/2015 (g)	4,650,000	4,657,719
Federal National Mortgage Association, 1.25%, due 8/6/2015 (g)	4,500,000	4,513,729
		1,008,253,788

U.S. Government Bonds—0.6%
United States Treasury Bond, 2.50%, due 1/15/2029, Inflation Indexed	101,864,000	115,583,859

U.S. Government Notes—20.0%
United States Treasury Note, 3.50%, due 1/15/2011, Inflation Indexed	628,290,000	628,928,343
United States Treasury Note, 1.375%, due 7/15/2018, Inflation Indexed	507,100,000	534,396,179
United States Treasury Note, 1.25%, due 7/15/2020, Inflation Indexed	501,415,000	513,401,827
United States Treasury Note, 2.875%, due 1/31/2013	483,005,000	505,947,737
United States Treasury Note, 2.125%, due 1/15/2019, Inflation Indexed	381,990,000	422,695,618
United States Treasury Note, 1.125%, due 6/15/2013	250,000,000	252,050,000
United States Treasury Note, 0.375%, due 8/31/2012	125,000,000	124,775,375
United States Treasury Note, 1.50%, due 7/15/2012	100,000,000	101,660,200
United States Treasury Note, 1.375%, due 9/15/2012	100,000,000	101,449,200
United States Treasury Note, 1.375%, due 5/15/2012	100,000,000	101,328,100
United States Treasury Note, 1.00%, due 4/30/2012	100,000,000	100,809,000
United States Treasury Note, 1.00%, due 3/31/2012	100,000,000	100,766,000
United States Treasury Note, 1.00%, due 12/31/2011	100,000,000	100,652,300
United States Treasury Note, 0.875%, due 2/29/2012	100,000,000	100,582,000
United States Treasury Note, 0.875%, due 1/31/2012	100,000,000	100,558,600

Name	Par Value		Value
Fixed Income—27.3% (cont.)

Government and Agency Securities—26.9% (cont.)

U.S. Government Notes—20.0% (cont.)
United States Treasury Note, 0.625%, due 6/30/2012		$100,000,000	$100,297,000
			3,890,297,479
Total Government and Agency Securities (Cost: $5,128,789,386)			$5,216,056,967

Total Fixed Income (Cost: $5,204,681,370)			$5,299,414,044

Short Term Investments—4.9%

Canadian Treasury Bills—1.3%
Canadian Treasury Bills, 0.84% - 1.35%, due 3/17/2011 - 11/24/2011 (h) (Cost: $242,455,257)	CAD	250,000,000	$249,762,395

Commercial Paper—0.6%
American Honda Finance Corp., 0.20%, due 1/19/2011 (h)		$9,323,000	9,322,068
Medtronic, Inc. 144A, 0.20%, due 1/4/2011 - 2/16/2011 (e) (h)	40,725,000		40,716,083
Procter & Gamble International Funding, 144A, 0.17%, due 1/7/2011 (e) (h)	25,000,000		24,999,292
Toyota Motor Credit Corp., 0.23%, due 2/28/2011 (h)	30,000,000		29,987,757
Wellpoint, Inc. 144A, 0.30%, due 2/1/2011 (e) (h)	14,850,000		14,845,855
Total Commercial Paper (Cost: $119,868,475)			119,871,055

U.S. Government Notes—1.6%
United States Treasury Notes, 0.29% - 0.32%, due 9/30/2011 - 11/30/2011 (h)		$300,000,000	301,519,500
Total U.S. Government Notes (Cost: $301,512,633)			301,519,500

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.14% dated 12/31/2010 due 1/3/2011, repurchase price $279,561,889, collateralized by Federal Home Loan Mortgage Corp. Bonds, with rates from 1.750% - 3.800%, with maturities from 11/17/2015 - 3/9/2016, and with an aggregate fair value plus accrued interest of $248,277,183 and by a Federal National Mortgage Association Bond, with a rate of 5.000%, with a maturity of 3/15/2016, and with a fair value plus accrued interest of $36,875,403 (Cost: $279,558,627)		$279,558,627	279,558,627

Total Short Term Investments (Cost: $943,394,992)			$950,711,577

Total Investments (Cost: $15,938,482,045)—99.9%			19,387,699,045
Other Assets In Excess of Liabilities—0.1%			19,660,418

Total Net Assets—100%			$19,407,359,463

(a)	Non-income producing security.
(b)	Represents a Sponsored American Depositary Receipt.
(c)	Represents a foreign domiciled corporation.
(d)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.

(e)

See Note 1 in the Notes to Schedules of Investments regarding restricted securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Floating Rate Note. Rate shown is as of December 31, 2010.
(g)	Step-Coupon.
(h)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(i)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

Key to abbreviations:

AUD: Australian Dollar

CAD: Canadian Dollar

EUR: Euro

NZD: New Zealand Dollar

The Oakmark Global Fund

Global Diversification—December 31, 2010 (Unaudited)

			% of
			Equity Investments

United States 39.1%
Europe 34.9%
		Switzerland	14.7%
	*	Germany	5.6%
	*	France	4.2%
		United Kingdom	2.5%
	*	Ireland	2.4%
	*	Spain	2.4%
		Sweden	1.9%
	*	Italy	1.2%
Asia 20.8%
		Japan	20.8%
Australasia 5.2%
		Australia	5.2%

* Euro currency countries comprise 15.8% of equity investments.

OAKMARK GLOBAL FUND

Schedule of Investments—December 31, 2010 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—97.7%

Apparel, Accessories & Luxury Goods—2.2%
Bulgari SpA (Italy)	Jewelry Manufacturer & Retailer	2,544,493	$27,490,664
Cie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	425,000	25,000,000
			52,490,664
Application Software—2.3%
SAP AG (Germany)	Develops Business Software	1,066,500	54,298,743

Asset Management & Custody Banks—3.8%
Julius Baer Group, Ltd. (Switzerland)	Asset Management	1,944,800	91,104,000

Automobile Manufacturers—3.9%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,748,000	69,325,779
Daimler AG Registered (Germany) (a)	Automobile Manufacturer	363,000	24,607,950
			93,933,729
Biotechnology—1.9%
Genzyme Corp. (United States) (a)	Develops Medical Products	650,200	46,294,240

Broadcasting—5.0%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	3,544,100	61,567,747
Discovery Communications, Inc., Class C (United States) (a)	Media Management & Network Services	1,550,150	56,875,003
			118,442,750
Building Products—1.8%
Assa Abloy AB, Class B (Sweden)	Develops, Designs & Manufactures Security Locks	1,553,500	43,770,974

Construction Materials—1.1%
Holcim, Ltd. (Switzerland)	Produces & Markets Ready-Mixed Concrete, Cement, Clinker & Admixtures	343,200	25,932,706

Data Processing & Outsourced Services—2.0%
MasterCard, Inc., Class A (United States)	Transaction Processing Services	212,600	47,645,786

Distillers & Vintners—2.5%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	3,177,600	58,707,195

Diversified Banks—2.3%
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	5,181,337	54,892,047

Name	Description	Shares Held	Value
Common Stocks—97.7% (cont.)

Diversified Capital Markets—5.1%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	1,743,100	$70,227,355
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	3,180,020	52,206,745
			122,434,100
Electronic Components—3.9%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	569,000	64,125,508
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	1,103,300	29,230,180
			93,355,688
Electronic Manufacturing Services—1.1%
Tyco Electronics, Ltd. (Switzerland)	Manufactures Electronic Components	720,000	25,488,000

Fertilizers & Agricultural Chemicals—1.8%
Incitec Pivot, Ltd. (Australia)	Fertilizer Manufacturer & Supplier	10,828,000	43,856,530

Health Care Equipment—2.4%
Covidien PLC (Ireland)	Health Care Equipment & Supplies	1,246,400	56,910,624

Health Care Services—7.5%
Laboratory Corp. of America Holdings (United States) (a)	Medical Laboratory & Testing Services	1,165,900	102,505,928
Primary Health Care, Ltd. (Australia)	Health Care Service Provider	19,937,000	76,876,215
			179,382,143
Home Entertainment Software—3.3%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	4,407,600	78,173,962

Human Resource & Employment Services—2.2%
Adecco SA (Switzerland)	Temporary Employment Services	814,700	53,369,385

Industrial Conglomerates—2.1%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	633,900	50,968,835

Industrial Machinery—4.9%
Snap-On, Inc. (United States)	Tool & Equipment Manufacturer	2,064,300	116,798,094

Investment Banking & Brokerage—4.2%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	19,283,000	99,276,931

Movies & Entertainment—2.2%
Live Nation Entertainment, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	4,637,732	52,962,899

Office Electronics—4.2%
Canon, Inc. (Japan)	Computers & Information	1,211,500	62,820,729

Name	Description	Shares Held/ Par Value	Value
Common Stocks—97.7% (cont.)

Office Electronics—4.2% (cont.)
Neopost SA (France)	Mailroom Equipment Supplier	416,587	$36,295,873
			99,116,602
Oil & Gas Exploration & Production—2.1%
Apache Corp. (United States)	Oil & Natural Gas Exploration & Production	426,800	50,887,364

Packaged Foods & Meats—2.8%
Sara Lee Corp. (United States)	Manufactures & Markets Brand Name Products for Consumers Worldwide	3,814,900	66,798,899

Railroads—2.4%
Union Pacific Corp. (United States)	Rail Transportation Provider	607,100	56,253,886

Research & Consulting Services—2.9%
Equifax, Inc. (United States)	Information Management, Transaction Processing, Direct Marketing & Customer Relationship Management	1,519,000	54,076,400
Meitec Corp. (Japan) (a)	Software Engineering Services	664,000	14,205,789
			68,282,189
Semiconductor Equipment—2.1%
Applied Materials, Inc. (United States)	Develops, Manufactures, Markets & Services Semiconductor Wafer Fabrication Equipment	3,575,500	50,235,775

Semiconductors—5.5%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,050,000	68,542,924
Intel Corp. (United States)	Computer Component Manufacturer & Designer	3,023,300	63,579,999
			132,122,923
Specialty Chemicals—1.8%
International Flavors & Fragrances, Inc. (United States)	Manufactures Flavors & Fragrance Products	772,000	42,915,480

Systems Software—4.4%
Oracle Corp. (United States)	Software Services	3,339,400	104,523,220

Total Common Stocks (Cost: $1,864,223,218)			$2,331,626,363

Short Term Investment—3.0%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.14% dated 12/31/2010 due 1/3/2011, repurchase price $71,743,880, collateralized by a Federal National Mortgage Association Bond, with a rate of 5.000%, with a maturity of 3/15/2016, and with a fair value plus accrued interest of $73,180,156 (Cost: $71,743,043)		$71,743,043	71,743,043

Total Short Term Investment (Cost: $71,743,043)	$71,743,043

Total Investments (Cost: $1,935,966,261)—100.7%	2,403,369,406
Liabilities In Excess of Other Assets—(0.7)%	(15,878,882)

Total Net Assets—100%	$2,387,490,524

(a)       Non-income producing security.

The Oakmark Global Select Fund

Global Diversification—December 31, 2010 (Unaudited)

			% of
			Equity Investments

United States 44.2%
Europe 31.6%
		United Kingdom	10.5%
		Switzerland	10.2%
	*	France	5.7%
	*	Germany	5.2%
Asia 19.1%
		Japan	19.1%
North America 5.1%
		Canada	5.1%

* Euro currency countries comprise 10.9% of equity investments.

OAKMARK GLOBAL SELECT FUND

Schedule of Investments—December 31, 2010 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—96.9%

Application Software—5.0%
SAP AG (Germany)	Develops Business Software	356,500	$18,150,494

Automobile Manufacturers—6.2%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	572,000	22,685,552

Broadcasting—5.6%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	1,161,000	20,168,775

Cable & Satellite—5.0%
Comcast Corp., Class A (United States)	Cable Communication Networks Provider	864,000	17,979,840

Catalog Retail—5.2%
Liberty Media Corp. - Interactive, Class A (United States) (a)	Home & Internet Shopping Online Travel	1,200,000	18,924,000

Computer & Electronics Retail—4.4%
Best Buy Co., Inc. (United States)	Computer & Electronics Retailer	465,000	15,944,850

Computer Hardware—3.3%
Dell, Inc. (United States) (a)	Technology Products & Services	878,000	11,896,900

Consumer Finance—4.0%
Capital One Financial Corp. (United States)	Credit Card Products & Services Provider	340,000	14,470,400

Distillers & Vintners—4.6%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	904,000	16,701,695

Diversified Capital Markets—5.1%
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	1,138,000	18,682,674

Health Care Equipment—4.5%
Medtronic, Inc. (United States)	Develops Therapeutic & Diagnostic Medical Products	440,000	16,319,600

Human Resource & Employment Services—4.7%
Adecco SA (Switzerland)	Temporary Employment Services	261,000	17,097,594

Integrated Oil & Gas—4.9%
Cenovus Energy, Inc. (Canada)	Integrated Oil Company	535,000	17,783,400

Internet Software & Services—4.4%
eBay, Inc. (United States) (a)	Online Trading Community & Secure Online Payment Services	570,000	15,863,100

Investment Banking & Brokerage—6.0%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	4,220,000	21,726,321

Name	Description	Shares Held/ Par Value	Value
Common Stocks—96.9% (cont.)

Other Diversified Financial Services—3.0%
Bank of America Corp. (United States)	Banking & Financial Services	826,500	$11,025,510

Security & Alarm Services—5.6%
G4S PLC (United Kingdom)	Security Services	5,140,000	20,403,058

Semiconductors—15.4%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	352,000	22,978,199
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing & Analog Technologies	550,000	17,875,000
Intel Corp. (United States)	Computer Component Manufacturer & Designer	722,000	15,183,660
			56,036,859
Total Common Stocks (Cost: $325,839,771)			$351,860,622

Short Term Investment—3.6%

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.14% dated 12/31/2010 due 1/3/2011, repurchase price $12,867,405, collateralized by a Federal National Mortgage Association Bond, with a rate of 1.650%, with a maturity of 10/29/2015, and with a fair value plus accrued interest of $13,127,325 (Cost: $12,867,255)		$12,867,255	12,867,255

Total Short Term Investment (Cost: $12,867,255)			$12,867,255

Total Investments (Cost: $338,707,026)—100.5%			364,727,877
Liabilities In Excess of Other Assets—(0.5)%			(1,673,903)

Total Net Assets—100%			$363,053,974

(a)       Non-income producing security.

The Oakmark International Fund

Global Diversification—December 31, 2010 (Unaudited)

			% of
			Equity Investments
Europe 65.7%
		Switzerland	19.4%
		United Kingdom	14.4%
	*	France	11.0%
	*	Germany	6.2%
	*	Netherlands	5.4%
		Sweden	2.5%
	*	Spain	2.4%
	*	Ireland	2.2%
	*	Italy	2.2%
Asia 26.2%
		Japan	24.1%
		South Korea	2.1%
Australasia 4.8%
		Australia	4.8%
Latin America 2.1%
		Mexico	2.1%
North America 1.2%
		Canada	1.2%

* Euro currency countries comprise 29.4% of equity investments.

OAKMARK INTERNATIONAL FUND

Schedule of Investments—December 31, 2010 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.4%

Advertising—1.6%
Publicis Groupe SA (France)	Advertising & Media Services	2,146,300	$111,855,920

Aerospace & Defense—0.6%
BAE Systems PLC (United Kingdom)	Develops, Delivers & Supports Advanced Aerospace & Defense Systems	8,287,100	42,637,357

Apparel, Accessories & Luxury Goods—1.0%
Cie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	1,136,700	66,864,706

Application Software—2.5%
SAP AG (Germany)	Develops Business Software	3,410,800	173,654,152

Asset Management & Custody Banks—1.2%
Schroders PLC (United Kingdom)	International Asset Management	2,221,300	64,242,863
Schroders PLC, Non-Voting (United Kingdom)	International Asset Management	708,800	16,112,205
			80,355,068
Automobile Manufacturers—5.5%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	4,916,000	194,968,838
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	3,166,000	125,368,765
Daimler AG Registered (Germany) (a)	Automobile Manufacturer	852,100	57,764,281
			378,101,884
Brewers—2.5%
Heineken Holdings NV (Netherlands)	Produces Beers, Spirits, Wines & Soft Drinks	2,413,000	104,876,593
Foster’s Group, Ltd. (Australia)	Manufactures & Markets Alcoholic & Non-Alcoholic Beverages	11,425,000	66,373,600
			171,250,193
Broadcasting—3.7%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	9,483,000	164,737,718
Grupo Televisa SA (Mexico) (a) (b)	Television Production & Broadcasting	3,467,400	89,909,682
			254,647,400
Building Products—3.3%
Assa Abloy AB, Class B (Sweden)	Develops, Designs & Manufactures Security Locks	5,773,200	162,664,040
Geberit AG, Registered Shares (Switzerland)	Building Products	283,100	65,461,198
			228,125,238

Name	Description	Shares Held	Value
Common Stocks—95.4% (cont.)

Construction Materials—1.5%
Holcim, Ltd. (Switzerland)	Produces & Markets Ready-Mixed Concrete, Cement, Clinker & Admixtures	1,323,300	$99,990,529

Distillers & Vintners—2.5%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	9,385,000	173,390,932

Diversified Banks—10.3%
BNP Paribas (France)	Commercial Bank	2,594,000	165,033,494
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	15,140,000	160,395,972
Sumitomo Mitsui Financial Group, Inc. (Japan)	Commercial Bank	4,183,100	149,002,651
Intesa Sanpaolo SPA (Italy)	Banking & Financial Services	54,376,000	147,505,168
Bank of Ireland (Ireland) (a)	Commercial Bank	165,020,700	82,693,931
			704,631,216
Diversified Capital Markets—5.5%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	5,435,000	218,969,465
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	9,881,000	162,217,487
			381,186,952
Diversified Chemicals—1.0%
Akzo Nobel NV (Netherlands)	Produces & Markets Chemicals, Coatings & Paints	1,142,000	70,938,644

Diversified Support Services—2.4%
Brambles, Ltd. (Australia)	Provides Pallet & Plastic Container Pooling Services	22,635,300	164,837,902

Electronic Components—1.6%
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	4,260,000	112,861,929

Food Retail—0.7%
Koninklijke Ahold NV (Netherlands)	Retails Health & Beauty Supplies, Prescriptions Drugs, Wine & Liquor	3,780,500	49,892,385

Health Care Equipment—2.2%
Olympus Corp. (Japan)	Optoelectronics Products Manufacturer	4,988,000	151,010,026

Human Resource & Employment Services—2.5%
Adecco SA (Switzerland)	Temporary Employment Services	2,594,200	169,940,909

Industrial Machinery—1.5%
Vallourec SA (France)	Steel Alloy & Tubing Manufacturer	958,115	100,633,859

Name	Description	Shares Held	Value
Common Stocks—95.4% (cont.)

Investment Banking & Brokerage—3.8%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	50,758,400	$261,325,424

Marine—1.2%
Kuehne + Nagel International AG (Switzerland)	Sea, Land & Rail Freight Transportation Businesses	568,200	79,001,069

Multi-line Insurance—2.5%
Allianz SE Registered (Germany)	Insurance, Banking & Financial Services	1,474,300	175,201,613

Office Electronics—2.8%
Canon, Inc. (Japan)	Computers & Information	3,734,100	193,626,814

Packaged Foods & Meats—3.2%
Danone (France)	Food Products	1,819,100	114,299,187
Nestle SA (Switzerland)	Food & Beverage Manufacturer	1,799,500	105,371,791
			219,670,978
Paper Packaging—1.2%
Amcor, Ltd. (Australia)	Packaging & Related Services	12,008,200	82,903,433

Pharmaceuticals—4.7%
Roche Holding AG (Switzerland)	Develops & Manufactures Pharmaceutical & Diagnostic Products	844,000	123,666,310
Novartis AG (Switzerland)	Pharmaceuticals	1,978,700	116,288,305
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	4,126,000	79,767,258
			319,721,873
Publishing—3.1%
Reed Elsevier PLC (United Kingdom)	Publisher & Information Provider	15,951,000	134,666,673
Thomson Reuters Corp. (Canada)	Electronic Information & Solutions Company	2,036,000	76,255,295
			210,921,968
Research & Consulting Services—1.7%
Experian Group, Ltd. (Ireland)	Credit & Marketing Services	5,241,200	65,208,975
Meitec Corp. (Japan) (a) (c)	Software Engineering Services	2,475,100	52,952,934
			118,161,909
Restaurants—0.9%
Sodexo (France)	Food & Facilities Management Services	935,800	64,488,773

Security & Alarm Services—2.5%
G4S PLC (United Kingdom)	Security Services	43,539,000	172,826,606

Semiconductors—4.3%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	2,829,000	184,674,221

Name	Description	Shares Held/ Par Value	Value
Common Stocks—95.4% (cont.)

Semiconductors—4.3% (cont.)
Samsung Electronics Co., Ltd. (South Korea)	Consumer & Industrial Electronic Equipment Manufacturer	132,100	$110,461,627
			295,135,848
Soft Drinks—0.7%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) (b)	Beverage Company	810,900	45,345,528

Specialty Chemicals—0.9%
Givaudan SA (Switzerland)	Manufactures & Markets Fragrances	57,300	61,834,973

Specialty Stores—1.6%
Signet Jewelers, Ltd. (United Kingdom) (a)	Jewelry Retailer	2,475,690	107,444,946

Steel—1.8%
ArcelorMittal (Netherlands)	Manufactures Steel	3,314,600	125,703,526

Tobacco—2.7%
Japan Tobacco, Inc. (Japan)	Manufactures & Sells Tobacco, Food, & Pharmaceutical Products	42,200	156,190,418
KT&G Corp. (South Korea)	Produces & Sells Tobacco Products	473,722	27,006,620
			183,197,038
Trading Companies & Distributors—2.2%
Wolseley PLC (United Kingdom) (a)	Distributes Building Materials & Lumber Products	4,747,680	151,447,051

Total Common Stocks (Cost: $5,585,548,764)			$6,554,766,571

Short Term Investment—5.5%

Repurchase Agreement—5.5%

Fixed Income Clearing Corp. Repurchase Agreement, 0.14% dated 12/31/2010 due 1/3/2011, repurchase price $380,973,278, collateralized by Federal Home Loan Mortgage Corp. Bonds, with rates from 3.310% - 5.250%, with maturities from 4/18/2016 - 11/10/2020, and with an aggregate fair value plus accrued interest of $388,592,494 (Cost: $380,968,833)

		$380,968,833	380,968,833
Total Short Term Investment (Cost: $380,968,833)			$380,968,833

Total Investments (Cost: $5,966,517,597)—100.9%			6,935,735,404
Liabilities In Excess of Other Assets—(0.9)%			(61,182,180)

Total Net Assets—100%			$6,874,553,224

(a)	Non-income producing security.
(b)	Represents a Sponsored American Depositary Receipt.
(c)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

The Oakmark International Small Cap Fund

Global Diversification—December 31, 2010 (Unaudited)

			% of
			Equity Investments
Europe 56.1%
		United Kingdom	12.4%
		Switzerland	11.6%
	*	Germany	7.4%
	*	France	6.9%
	*	Netherlands	5.4%
	*	Italy	5.2%
	*	Greece	4.4%
		Norway	2.5%
		Sweden	0.3%
Asia 27.3%
		Japan	25.0%
		Malaysia	0.9%
		South Korea	0.8%
		Philippines	0.6%
Australasia 13.9%
		Australia	12.6%
		New Zealand	1.3%
Middle East 2.7%
		Israel	2.7%

* Euro currency countries comprise 29.3% of equity investments.

OAKMARK INTERNATIONAL SMALL CAP FUND

Schedule of Investments—December 31, 2010 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.3%

Advertising—2.9%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	998,500	$27,253,060
Aegis Group PLC (United Kingdom)	Media Services Provider	7,316,200	16,026,388
			43,279,448
Air Freight & Logistics—1.3%
Freightways, Ltd. (New Zealand) (b)	Express Package Services	7,915,800	19,552,526

Airport Services—2.4%
BBA Aviation PLC (United Kingdom)	Flight Support & Aftermarket Services & Systems Provider	10,704,364	36,983,191

Apparel, Accessories & Luxury Goods—0.9%
Bulgari SpA (Italy)	Jewelry Manufacturer & Retailer	1,305,400	14,103,522

Application Software—1.8%
NSD Co., Ltd. (Japan)	Develops Computer Software	2,296,400	27,152,901

Asset Management & Custody Banks—6.8%
Julius Baer Group, Ltd. (Switzerland)	Asset Management	1,281,000	60,008,342
MLP AG (Germany)	Asset Management	3,354,671	34,069,634
Azimut Holding SPA (Italy)	Investment Management Services	921,709	8,350,788
			102,428,764
Auto Parts & Equipment—3.2%
Toyota Industries Corp. (Japan)	Assembles Motor Vehicles & Manufactures Automotive Parts	782,200	24,287,797
Nifco, Inc (Japan)	Manufactures Synthetic Resinous Fasteners & Plastic Components For Automobiles & Home Electronic Appliances	878,500	23,815,476
			48,103,273
Broadcasting—2.0%
Ten Network Holdings, Ltd. (Australia)	Operates Commercial Television Stations	11,764,000	17,025,595
Media Prima Berhad (Malaysia)	Film Producer & Sports Promoter	14,676,300	12,375,022
Media Prima Berhad, Warrants (Malaysia) (a)	Film Producer & Sports Promoter	1,058,457	350,130
			29,750,747
Building Products—1.4%
Kaba Holding AG (Switzerland)	Provides Mechanical & Electronic Security Systems	48,300	20,714,759

Computer Hardware—1.0%
Wincor Nixdorf AG (Germany)	Banking Machines & Cash Registers Manufacturer	178,500	14,552,687

Name	Description	Shares Held	Value
Common Stocks—95.3% (cont.)

Construction & Engineering—1.9%
Wavin NV (Netherlands) (a)	Manufacturers Plastic Pipe Systems	1,863,100	$28,369,680

Construction & Farm Machinery & Heavy Trucks—1.5%
Bucher Industries AG (Switzerland)	Manufactures Food Processing Machinery, Vehicles, & Hydraulic Components	124,300	23,224,824

Construction Materials—3.0%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	2,088,035	45,815,757

Data Processing & Outsourced Services—0.5%
TKC Corp. (Japan)	Accounting, Tax & Law Database Consulting Services	336,100	7,120,236

Department Stores—1.2%
Myer Holdings, Ltd. (Australia)	Department Store Operator	5,018,200	18,220,788

Diversified Support Services—1.0%
gategroup Holding AG (Switzerland) (a)	Airlines Service Provider	278,200	15,219,176

Drug Retail—4.4%
Sugi Holdings Co., Ltd. (Japan)	Drug Store Operator	1,630,300	39,256,515
Matsumotokiyoshi Holdings Co., Ltd. (Japan)	Drug Store Operator	1,292,200	28,075,389
			67,331,904
Electrical Components & Equipment—3.7%
Nexans SA (France)	Manufactures Cables	504,300	39,665,522
Prysmian SpA (Italy)	Develops, Designs, Produces, Supplies & Installs Cable	944,091	16,085,256
			55,750,778
Electronic Components—2.8%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	373,400	42,081,660

Electronic Equipment & Instruments—2.6%
Orbotech, Ltd. (Israel) (a) (b)	Optical Inspection Systems	2,986,500	39,063,420

Fertilizers & Agricultural Chemicals—1.8%
Incitec Pivot, Ltd. (Australia)	Fertilizer Manufacturer & Supplier	6,688,400	27,089,953

Health Care Services—3.5%
Primary Health Care, Ltd. (Australia)	Health Care Service Provider	13,636,600	52,582,143

Health Care Supplies—1.8%
Ansell, Ltd. (Australia)	Manufactures Latex	2,082,800	27,012,057

Home Entertainment Software—2.9%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	2,489,000	44,145,338

Name	Description	Shares Held	Value
Common Stocks—95.3% (cont.)

Home Furnishing Retail—1.7%
Fourlis Holdings SA (Greece)	Wholesales Electric & Electronic Appliances	2,351,100	$17,625,356
Beter Bed Holding NV (Netherlands)	Bedroom Furniture Retailer	287,343	8,163,339
			25,788,695
Home Improvement Retail—1.9%
Carpetright PLC (United Kingdom)	Carpet Retailer	2,315,500	28,844,653

Human Resource & Employment Services—3.0%
Brunel International NV (Netherlands)	Recruitment, Temporary Employment, Secondment & Contracting Services	599,752	23,634,717
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	29,482	22,041,599
			45,676,316
Industrial Conglomerates—1.5%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	283,900	22,827,027

Industrial Machinery—6.7%
Interpump Group SpA (Italy) (a) (b)	Pump & Piston Manufacturer	4,760,400	36,227,730
Duerr AG (Germany) (a)	Automotive Industry Machinery Manufacturer	691,800	22,066,676
Burckhardt Compression Holding AG (Switzerland)	Manufactures Reciprocating Compressors	56,700	15,706,203
Bobst Group AG (Switzerland) (a)	Manufactures Printing Presses & Packaging Producing Machinery	307,100	14,123,315
GEA Group AG (Germany)	Engineering Services Provider	462,200	13,359,506
Interpump Group SpA, Warrants (Italy) (a) (b)	Pump & Piston Manufacturer	848,916	713,542
			102,196,972
Investment Banking & Brokerage—1.0%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	2,057,800	15,587,474
D. Carnegie & Co. AB (Sweden) (a) (c)	Diversified Financials Services	2,314,000	0
			15,587,474
IT Consulting & Other Services—3.6%
Atea ASA (Norway)	Management & IT Consulting Services	3,679,200	36,728,631
Alten, Ltd. (France)	Consulting & Engineering Services	542,441	17,820,778
			54,549,409
Motorcycle Manufacturers—1.7%
Yamaha Motor Co., Ltd. (Japan) (a)	Motorcycle Manufacturer	1,551,000	25,273,716

Name	Description	Shares Held	Value
Common Stocks—95.3% (cont.)

Office Electronics—1.6%
Neopost SA (France)	Mailroom Equipment Supplier	283,099	$24,665,497

Packaged Foods & Meats—4.0%
Goodman Fielder, Ltd. (Australia)	Produces Food Products	28,577,300	39,312,830
Binggrae Co., Ltd. (South Korea)	Dairy Products Manufacturer	235,400	11,615,473
Alaska Milk Corp. (Philippines)	Milk Producer	30,330,300	9,069,320
			59,997,623
Photographic Products—1.8%
Vitec Group PLC (United Kingdom) (b)	Photo Equipment & Supplies	3,035,979	27,690,346

Real Estate Services—2.5%
LSL Property Services PLC (United Kingdom) (b)	Residential Property Service Provider	9,163,397	37,823,893

Research & Consulting Services—0.7%
Bureau Veritas SA (France)	Provides Consulting Services	89,900	6,813,965
Cision AB (Sweden) (a)	Business & Communication Intelligence	6,278,200	4,546,004
			11,359,969
Specialty Chemicals—3.5%
Taiyo Ink Manufacturing Co., Ltd. (Japan)	Manufactures & Sells Resist Inks	1,054,700	33,788,333
Sika AG (Switzerland)	Manufactures Construction Materials	8,580	18,820,941
			52,609,274
Specialty Stores—0.3%
JJB Sports PLC (United Kingdom) (a) (b)	Sportswear & Sports Equipment Retailer	65,008,000	4,956,207

Systems Software—1.1%
Exact Holding NV (Netherlands)	Develops & Markets Business Software	621,687	17,072,124

Trading Companies & Distributors—2.4%
Bunzl PLC (United Kingdom)	Outsourcing Solutions & Service Oriented Distribution	1,377,000	15,436,064
Rexel SA (France) (a)	Distributes Electrical & Ventilation Equipment	505,900	10,988,935
Travis Perkins PLC (United Kingdom)	Distributes Construction & Building Trade Industries, Timber , Plumbing & Heating Materials	637,800	10,520,683
			36,945,682
Total Common Stocks (Cost: $1,295,416,699)			$1,443,514,409

Name	Description	Par Value	Market Value

Short Term Investment—5.7%

Repurchase Agreement—5.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.14% dated 12/31/2010 due 1/3/2011, repurchase price $85,703,930, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 1.750%, with a maturity of 11/17/2015, and with a fair value plus accrued interest of $31,849,068, and by a Federal National Mortgage Association Bond (Cost: $85,702,930)		$85,702,930	$85,702,930

Total Short Term Investment (Cost: $85,702,930)			$85,702,930

Total Investments (Cost: $1,381,119,629)—101.0%			1,529,217,339
Foreign Currencies (Cost: $68,331)—0.0%			68,526
Liabilities In Excess of Other Assets—(1.0)%			(15,426,334)

Total Net Assets—100%			$1,513,859,531

(a)	Non-income producing security.
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust, organized on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund other than Select and Global Select is diversified.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States shall be valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time.  Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation or at an evaluated price provided by an independent professional pricing service. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued at amortized cost, which approximates fair value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee established by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent professional pricing service to value foreign securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.  At December 31, 2010 Equity and Income and Int’l Small Cap held securities for which market quotations were not readily available and which were valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees.

Fair value measurement—

Various inputs are used in determining the value of each Fund’s investments.  These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

There were no significant transfers between level 1 and level 2 securities at the period ended December 31, 2010.

The following is a summary of the inputs used as of December 31, 2010 in valuing each Fund’s assets and liabilities.  Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Forward foreign currency contracts are presented by contract in the notes following the below summary.

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(level 2)	(Level 3)
Oakmark

Common Stocks	$3,557,453,874	$0	$0
Short Term Investments	0	197,267,592	0
Total	$3,557,453,874	$197,267,592	$0
Select
Common Stocks	$2,410,256,085	$0	$0
Short Term Investments	0	115,180,491	0
Total	$2,410,256,085	$115,180,491	$0
Equity and Income
Common Stocks - Packaged Food & Meats	$0	$638,582,458	$0
Common Stocks - All Other	12,498,990,966	0	0
Fixed Income	0	5,299,414,044	0
Short Term Investments	0	950,711,577	0
Total	$12,498,990,966	$6,888,708,079	$0
Global
Common Stocks	$2,331,626,363	$0	$0
Short Term Investments	0	71,743,043	0
Forward Foreign Currency Contracts - Liabilities	0	(24,403,645)	0
Total	$2,331,626,363	$47,339,398	$0
Global Select
Common Stocks	$351,860,622	$0	$0
Short Term Investments	0	12,867,255	0
Forward Foreign Currency Contracts - Assets	0	323,798	0
Forward Foreign Currency Contracts - Liabilities	0	(3,488,099)	0
Total	$351,860,622	$9,702,954	$0
International
Common Stocks	$6,554,766,571	$0	$0
Short Term Investments	0	380,968,833	0
Forward Foreign Currency Contracts - Liabilities	0	(79,235,791)	0
Total	$6,554,766,571	$301,733,042	$0
Int’l Small Cap +
Common Stocks	$1,443,514,409	$0	$0	+
Short Term Investments	0	85,702,930	0
Forward Foreign Currency Contracts - Liabilities	0	(18,205,829)	0
Total	$1,443,514,409	$67,497,101	$0

+ On September 30, 2010, Int’l Small Cap held a security classified as Level 3 within the Investment Banking and Brokerage category with a fair value of zero.  For the 3-month period ending December 31, 2010, the Funds had no purchases or sales of Level 3 securities.  The fair value of this holding remained at zero at December 31, 2010.

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts—

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.  At December 31, 2010 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, each whose counter party is State Street Corporation, which are considered derivative instruments under FASB ASC Topic 815-10, as follows:

Oakmark Global Fund

	Contract Amount	Settlement Date	Valuation at 12/31/10	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	6,480,000	08/12/11	$6,437,078	$(804,338)
Australian Dollar	7,700,000	09/12/11	7,617,207	(855,298)
Australian Dollar	12,620,000	09/16/11	12,477,615	(786,401)
Australian Dollar	14,500,000	09/21/11	14,326,805	(524,154)
Japanese Yen	3,330,000,000	03/01/11	41,042,364	(3,503,473)
Japanese Yen	940,000,000	07/01/11	11,605,350	(913,933)
Japanese Yen	2,130,000,000	07/20/11	26,305,689	(1,789,397)
Japanese Yen	1,480,000,000	08/03/11	18,282,466	(1,109,705)
Japanese Yen	2,260,000,000	08/15/11	27,923,495	(1,319,610)
Japanese Yen	4,450,000,000	09/07/11	55,003,534	(1,929,409)
Japanese Yen	2,060,000,000	09/16/11	25,466,194	(277,277)
Japanese Yen	4,929,000,000	09/21/11	60,938,597	(67,615)
Swiss Franc	78,300,000	06/15/11	83,944,563	(3,029,160)
Swiss Franc	23,700,000	07/06/11	25,416,694	(2,975,638)
Swiss Franc	20,500,000	07/19/11	21,989,605	(2,209,407)
Swiss Franc	20,800,000	08/03/11	22,316,910	(2,308,830)
			$461,094,166	$(24,403,645)

During the period ended December 31, 2010 the proceeds from forward foreign currency contracts opened for Global were $159,433,165 and the cost to close contracts was $35,582,056.

Oakmark Global Select Fund

	Contract Amount	Settlement Date	Valuation at 12/31/10	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swiss Franc	6,000,000	06/15/11	$6,432,534	$323,798
			$6,432,534	$323,798
Foreign Currency Sold:
Japanese Yen	590,000,000	03/01/11	$7,271,770	$(620,735)
Japanese Yen	118,000,000	07/01/11	1,456,842	(114,728)
Japanese Yen	280,000,000	07/20/11	3,458,025	(235,226)
Japanese Yen	176,000,000	08/03/11	2,174,131	(131,965)
Japanese Yen	315,000,000	08/15/11	3,891,991	(183,928)
Japanese Yen	435,000,000	09/07/11	5,376,750	(188,605)
Japanese Yen	120,000,000	09/16/11	1,483,468	(16,152)
Japanese Yen	888,000,000	09/21/11	10,978,591	(73,020)
Swiss Franc	14,850,000	06/15/11	15,920,521	(621,260)
Swiss Franc	4,260,000	07/06/11	4,568,570	(534,862)
Swiss Franc	3,600,000	07/19/11	3,861,589	(387,993)
Swiss Franc	3,420,000	08/03/11	3,669,415	(379,625)
			$64,111,663	$(3,488,099)

During the period ended December 31, 2010 the proceeds from forward foreign currency contracts opened for Global Select were $20,663,371 and the cost to close contracts was $13,534,909.

Oakmark International Fund

	Contract Amount	Settlement Date	Valuation at 12/31/10	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	20,800,000	08/12/11	$20,662,225	$(2,591,185)
Australian Dollar	15,200,000	09/12/11	15,036,565	(1,688,381)
Australian Dollar	36,400,000	09/16/11	35,989,317	(2,237,837)
Australian Dollar	43,000,000	09/21/11	42,486,388	(1,584,234)
Japanese Yen	9,610,000,000	03/01/11	118,443,580	(10,110,622)
Japanese Yen	3,600,000,000	07/01/11	44,446,020	(3,500,171)
Japanese Yen	5,650,000,000	07/20/11	69,778,002	(4,746,522)
Japanese Yen	5,250,000,000	08/03/11	64,853,341	(3,936,455)
Japanese Yen	8,450,000,000	08/15/11	104,404,216	(4,933,939)
Japanese Yen	10,900,000,000	09/07/11	134,727,756	(4,725,967)
Japanese Yen	7,900,000,000	09/16/11	97,661,618	(1,063,345)
Japanese Yen	19,100,000,000	09/21/11	236,138,609	(879,805)
Swiss Franc	329,500,000	06/15/11	353,253,302	(12,996,682)
Swiss Franc	79,000,000	07/06/11	84,722,315	(9,918,792)
Swiss Franc	68,000,000	07/19/11	72,941,129	(7,328,763)
Swiss Franc	63,000,000	08/03/11	67,594,487	(6,993,091)
			$1,563,138,870	$(79,235,791)

During the period ended December 31, 2010 the proceeds from forward foreign currency contracts opened for International were $608,199,912 and the cost to close contracts was $164,998,520.

Oakmark Int’l Small Cap Fund

	Contract Amount	Settlement Date	Valuation at 12/31/10	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	8,525,000	08/12/11	$8,468,532	$(1,062,012)
Australian Dollar	7,100,000	09/12/11	7,023,659	(788,652)
Australian Dollar	16,710,000	09/16/11	16,521,469	(1,002,623)
Australian Dollar	29,850,000	09/21/11	29,493,458	(1,127,832)
Japanese Yen	1,712,000,000	03/01/11	21,100,459	(1,801,185)
Japanese Yen	1,265,000,000	07/01/11	15,617,838	(1,229,921)
Japanese Yen	1,040,000,000	07/20/11	12,844,092	(873,696)
Japanese Yen	938,000,000	08/03/11	11,587,130	(703,313)
Japanese Yen	1,620,000,000	08/15/11	20,015,956	(945,915)
Japanese Yen	2,270,000,000	09/07/11	28,057,982	(984,215)
Japanese Yen	1,850,000,000	09/16/11	22,870,126	(249,011)
Japanese Yen	5,250,000,000	09/21/11	64,907,209	(89,704)
Swiss Franc	5,700,000	06/06/11	6,110,029	(1,121,407)
Swiss Franc	38,100,000	06/15/11	40,846,588	(1,657,890)
Swiss Franc	17,600,000	07/06/11	18,874,845	(2,209,756)
Swiss Franc	10,350,000	07/19/11	11,102,069	(1,115,481)
Swiss Franc	11,200,000	08/03/11	12,016,798	(1,243,216)
			$347,458,239	$(18,205,829)

During the period ended December 31, 2010 the proceeds from forward foreign currency contracts opened for Int’l Small Cap were $144,926,233 and the cost to close contracts was $33,847,552.

Short sales —

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At December 31, 2010, none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasuries maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2010 none of the Funds had securities on loan.

Restricted securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security valuation section) since their acquisition dates. These securities are priced using market quotations or at amortized cost and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At December 31, 2010, Equity and Income held the following restricted securities:

Par	Security Name	Acquisition Date	Carrying Value	Original Cost	Value	Percentage of Net Assets
$3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	$105.6684	$100.68	$3,170,052	0.02%
3,740,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	105.6684	96.41	3,951,998	0.02
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	105.6684	96.79	317,005	0.00
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	105.6684	103.31	12,363,203	0.06
15,725,000	Medtronic Inc., 144A, 0.20% due 1/4/2011	10/7/2010	99.9979	99.9506	15,724,668	0.08
25,000,000	Medtronic Inc., 144A, 0.20% due 2/16/2011	12/13/2010	99.9657	99.9639	24,991,415	0.13
25,000,000	Procter & Gamble International Funding, 144A, 0.17% due 1/7/2011	12/17/2010	99.9970	99.9901	24,999,262	0.13
14,850,000	WellPoint, Inc., 144A, 0.30% due 2/1/2011	12/1/2010	99.9721	99.9483	14,845,855	0.08
					$100,363,458	0.52%

2. INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s ownership represents 5% or more of the outstanding voting securities of the issuer is an affiliated issuer as defined under the Investment Company Act of 1940.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended December 31, 2010 is set forth below:

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2010	Value December 31, 2010
Broadridge Financial Solutions, Inc.	6,750,000	$0	$0	$1,012,500	$154,372,500	$148,027,500
PartnerRe, Ltd.	3,900,000	0	0	2,145,000	312,702,000	313,365,000
PharMerica Corp. (a)	1,920,000	12,268,897	0	0	6,575,986	21,984,000
Walter Energy, Inc.	3,000,000	0	0	375,000	243,870,000	383,520,000
TOTALS		$12,268,897	$0	$3,532,500	$717,520,486	$866,896,500

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2010	Value December 31, 2010
Meitec Corp. (a)	2,475,100	$0	$0	$0	$45,985,626	$52,952,934
TOTALS		$0	$0	$0	$45,985,626	$52,952,934

Schedule of Transactions with Affiliated Issuers

Oakmark International Small Cap Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2010	Value December 31, 2010
Freightways, Ltd.	7,915,800	$0	$0	$0	$17,133,075	$19,552,526
Interpump Group SpA (a) (b)	4,760,400	0	3,501,673	0	33,048,030	36,227,730
Interpump Group SpA, Warrants (a) (b)	848,916	0	176,495	0	951,813	713,542
JJB Sports PLC (a)	65,008,000	0	0	0	8,424,985	4,956,207
LSL Property Services PLC	9,163,397	5,856,148	0	0	27,485,666	37,823,893
Orbotech, Ltd. (a)	2,986,500	10,384,089	0	0	19,401,120	39,063,420
Pasona Group, Inc.	29,482	1,806,335	0	0	19,023,364	22,041,599
Vitec Group PLC	3,035,979	0	0	0	24,036,857	27,690,346
TOTALS		$18,046,572	$3,678,168	$0	$149,504,910	$188,069,263

(a) Non-income producing security.

(b) Due to transactions during the period ended December 31, 2010, the company is no longer an affiliated security.

3. FEDERAL INCOME TAXES

At December 31, 2010 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)

Oakmark	$2,649,606,427	$1,108,635,989	$(3,520,950)	$1,105,115,039
Select	1,856,597,626	734,908,237	(66,069,287)	668,838,950
Equity and Income	15,939,168,176	3,502,881,925	(54,351,056)	3,448,530,869
Global	1,939,170,956	568,781,832	(104,583,382)	464,198,450
Global Select	340,532,642	43,536,953	(19,341,718)	24,195,235
International	6,024,088,771	1,115,178,068	(203,531,435)	911,646,633
Int’l Small Cap	1,404,950,207	248,195,433	(123,928,301)	124,267,132

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 28, 2011

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	February 28, 2011